Business Combinations - Summary of Detailed Information about Cash Out Flow on Acquisition (Details) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)	Mar. 04, 2020 USD ($)	Mar. 04, 2020 GBP (£)	Jan. 01, 2020 GBP (£)	Jan. 01, 2020 EUR (€)
Expedeon Acquisition [Member]
Net cash outflow on acquisition
Consideration paid in cash	£ 104.2			£ 104.2	€ 122.5
Acquired cash and cash equivalents	(2.3)			£ (2.3)
Net cash outflow on acquisition	101.9
Gene Editing And Oncology Business Acquisition [Member]
Net cash outflow on acquisition
Consideration paid in cash	7.1
Bio Vision Acquisition [Member]
Net cash outflow on acquisition
Consideration paid in cash	256.3
Adjustment for settlement of pre-existing relationship	(1.4)
Acquired cash and cash equivalents	(10.0)
Net cash outflow on acquisition	244.9
Marker Gene Technologies Inc Acquisition [Member]
Net cash outflow on acquisition
Consideration paid in cash	0.9	$ 1.2	£ 0.9
Acquired cash and cash equivalents	(0.3)		£ (0.3)
Net cash outflow on acquisition	£ 0.6